Risk Management - Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (Details) - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,232,975	£ 1,204,773
ECL coverage	100.00%
Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 25,567	£ 25,393
ECL coverage	0.60%	0.70%
Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 333,859	£ 338,191
ECL coverage	0.10%	0.10%
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 93	£ 479
ECL coverage	19.80%	3.20%
100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 555	£ 472
ECL coverage	1.80%	1.90%
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 10,095	£ 9,659
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 90,923	£ 86,454
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,096	£ 4,932
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 76,184	£ 68,492
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,648	£ 3,106
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 50,839	£ 57,831
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,114	£ 2,292
ECL coverage	0.10%	0.20%
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 50,047	£ 55,292
ECL coverage	0.00%	0.00%
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,988	£ 2,853
ECL coverage	0.50%	0.70%
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 44,139	£ 48,085
ECL coverage	0.10%	0.10%
Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 1,822	£ 1,610
ECL coverage	1.70%	3.40%
Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 17,217	£ 17,573
ECL coverage	0.40%	0.50%
Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 711	£ 462
ECL coverage	10.60%	15.10%
Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,955	£ 3,992
ECL coverage	1.70%	1.40%
Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 150,786	£ 144,827
ECL coverage	2.30%	2.30%
Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,389	£ 2,037
ECL coverage	45.90%	47.80%
Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 45,416	£ 43,438
ECL coverage	0.20%	0.00%
Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,363	£ 22,658
ECL coverage	0.00%	0.00%
Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,737	£ 14,524
ECL coverage	0.10%	0.10%
Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,352	£ 27,933
ECL coverage	0.20%	0.20%
Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,975	£ 17,983
ECL coverage	0.70%	0.60%
Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,857	£ 13,629
ECL coverage	4.40%	4.60%
Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,697	£ 2,625
ECL coverage	21.50%	21.10%
Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,952	£ 4,956
ECL coverage	0.70%	0.80%
Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 151	£ 278
ECL coverage	13.70%	10.30%
Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0
ECL coverage	0.00%	0.00%
Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 4
ECL coverage	0.00%	0.00%
Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 7	£ 2
ECL coverage	0.00%	0.00%
Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,655	£ 4,518
ECL coverage	0.20%	0.20%
Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 3	£ 5
ECL coverage	0.00%	0.00%
Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 135	£ 148
ECL coverage	0.00%	0.70%
Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1	£ 1
ECL coverage	0.00%	0.00%
Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,527	£ 19,749
ECL coverage	11.20%	11.50%
Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 381	£ 308
ECL coverage	78.50%	82.10%
Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,190	£ 1
ECL coverage	5.00%	0.00%
Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 579	£ 564
ECL coverage	0.20%	0.20%
Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,465	£ 2,557
ECL coverage	0.20%	0.30%
Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,699	£ 4,366
ECL coverage	0.40%	0.50%
Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,055	£ 2,976
ECL coverage	1.30%	1.50%
Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,086	£ 8,087
ECL coverage	5.70%	5.90%
Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,072	£ 890
ECL coverage	36.20%	38.50%
Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,128	£ 3,918
ECL coverage	0.80%	0.80%
Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 87	£ 191
ECL coverage	18.70%	11.60%
Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0
ECL coverage	0.00%	0.00%
Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 12	£ 6
ECL coverage	0.00%	0.00%
Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 33	£ 17
ECL coverage	0.00%	0.00%
Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,560	£ 3,194
ECL coverage	0.10%	0.20%
Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 109	£ 66
ECL coverage	1.80%	0.00%
Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 315	£ 437
ECL coverage	0.90%	0.00%
Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 12	£ 7
ECL coverage	20.00%	12.50%
Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 121,179	£ 116,204
ECL coverage	0.80%	0.70%
Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,770	£ 1,260
ECL coverage	25.00%	23.70%
Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 44,226	£ 43,437
ECL coverage	0.00%	0.00%
Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,772	£ 22,084
ECL coverage	0.00%	0.00%
Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,232	£ 11,948
ECL coverage	0.10%	0.10%
Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 16,438	£ 15,855
ECL coverage	0.20%	0.10%
Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,808	£ 14,936
ECL coverage	0.50%	0.50%
Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,321	£ 4,957
ECL coverage	2.50%	2.70%
Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,612	£ 1,727
ECL coverage	7.50%	7.80%
Gross exposure | Net gains on financial instruments designated at fair value
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 22,197	£ 16,338
Gross exposure | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	4,985	4,997	£ 8,362
Gross exposure | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	23,113	22,306	27,287
Gross exposure | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	4,160	3,949	3,411
Gross exposure | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	122,145	116,995	111,158
Gross exposure | ECL | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	25,728	25,577
Gross exposure | ECL | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	334,096	338,427
Gross exposure | ECL | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	116	495
Gross exposure | ECL | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	565	481
Gross exposure | ECL | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,096	9,661
Gross exposure | ECL | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	90,927	86,457
Gross exposure | ECL | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,098	4,934
Gross exposure | ECL | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	76,190	68,500
Gross exposure | ECL | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,650	3,108
Gross exposure | ECL | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	50,845	57,844
Gross exposure | ECL | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,117	2,296
Gross exposure | ECL | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	50,054	55,312
Gross exposure | ECL | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,003	2,872
Gross exposure | ECL | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	44,200	48,127
Gross exposure | ECL | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,853	1,667
Gross exposure | ECL | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,292	17,657
Gross exposure | ECL | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	795	544
Gross exposure | ECL | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,023	4,049
Gross exposure | ECL | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	154,403	148,247
Gross exposure | ECL | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	4,418	3,901
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	45,488	43,444
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	24,370	22,667
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	15,756	14,541
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	27,405	27,988
Gross exposure | ECL | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	21,132	18,098
Gross exposure | ECL | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	12,397	14,279
Gross exposure | ECL | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	3,437	3,329
Gross exposure | ECL | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	4,985	4,997
Gross exposure | ECL | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	175	310
Gross exposure | ECL | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | ECL | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	4
Gross exposure | ECL | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	7	2
Gross exposure | ECL | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4,664	4,526
Gross exposure | ECL | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	3	5
Gross exposure | ECL | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	135	149
Gross exposure | ECL | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Gross exposure | ECL | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	23,113	22,306
Gross exposure | ECL | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,776	1,724
Gross exposure | ECL | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	1,253	1
Gross exposure | ECL | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	580	565
Gross exposure | ECL | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	1,468	2,564
Gross exposure | ECL | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	2,711	4,388
Gross exposure | ECL | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	6,133	3,022
Gross exposure | ECL | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	7,513	8,596
Gross exposure | ECL | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,679	1,446
Gross exposure | ECL | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	4,160	3,949
Gross exposure | ECL | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	107	216
Gross exposure | ECL | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | ECL | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	12	6
Gross exposure | ECL | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	33	17
Gross exposure | ECL | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	3,564	3,199
Gross exposure | ECL | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	111	66
Gross exposure | ECL | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	318	437
Gross exposure | ECL | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	15	8
Gross exposure | ECL | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	122,145	116,995
Gross exposure | ECL | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	2,360	1,651
Gross exposure | ECL | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	44,235	43,443
Gross exposure | ECL | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	23,778	22,092
Gross exposure | ECL | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	14,248	11,958
Gross exposure | ECL | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	16,466	15,875
Gross exposure | ECL | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	14,885	15,005
Gross exposure | ECL | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	4,431	5,097
Gross exposure | ECL | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,742	1,874
Gross exposure | Stage 1 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	23,707	22,247
Gross exposure | Stage 1 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	321,118	323,951
Gross exposure | Stage 1 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Stage 1 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Stage 1 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,096	9,351
Gross exposure | Stage 1 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	90,723	86,137
Gross exposure | Stage 1 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,920	4,934
Gross exposure | Stage 1 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	75,414	68,407
Gross exposure | Stage 1 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,645	2,717
Gross exposure | Stage 1 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	50,189	56,893
Gross exposure | Stage 1 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,025	2,177
Gross exposure | Stage 1 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	49,560	54,576
Gross exposure | Stage 1 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,773	2,309
Gross exposure | Stage 1 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	41,798	45,417
Gross exposure | Stage 1 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,163	730
Gross exposure | Stage 1 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,874	11,878
Gross exposure | Stage 1 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	85	29
Gross exposure | Stage 1 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	560	643
Gross exposure | Stage 1 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	138,892	132,689
Gross exposure | Stage 1 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	45,048	43,319
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	24,330	22,522
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	15,362	13,973
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	26,853	27,658
Gross exposure | Stage 1 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	18,362	14,991
Gross exposure | Stage 1 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	8,504	9,914
Gross exposure | Stage 1 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	433	312
Gross exposure | Stage 1 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	4,674	4,537	7,257
Gross exposure | Stage 1 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	4
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	7	2
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4,664	4,526
Gross exposure | Stage 1 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Gross exposure | Stage 1 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Gross exposure | Stage 1 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	18,801	17,629	22,315
Gross exposure | Stage 1 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	1,216	1
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	580	565
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	1,468	2,562
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	2,710	4,384
Gross exposure | Stage 1 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	6,091	2,905
Gross exposure | Stage 1 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	6,414	7,018
Gross exposure | Stage 1 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	322	194
Gross exposure | Stage 1 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	3,788	3,329	2,734
Gross exposure | Stage 1 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	12	6
Gross exposure | Stage 1 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	33	17
Gross exposure | Stage 1 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	3,564	3,199
Gross exposure | Stage 1 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	109	65
Gross exposure | Stage 1 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	69	41
Gross exposure | Stage 1 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Gross exposure | Stage 1 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	111,629	107,194	100,956
Gross exposure | Stage 1 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	43,832	43,318
Gross exposure | Stage 1 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	23,738	21,947
Gross exposure | Stage 1 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	13,854	11,392
Gross exposure | Stage 1 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	15,915	15,549
Gross exposure | Stage 1 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	12,160	12,017
Gross exposure | Stage 1 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	2,020	2,854
Gross exposure | Stage 1 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	110	117
Gross exposure | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,905	2,835
Gross exposure | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,413	13,995
Gross exposure | Lifetime expected credit losses | Stage 2 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	310
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	204	320
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	178	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	776	93
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5	391
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	656	951
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	92	119
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	494	736
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	230	563
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,402	2,710
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	690	937
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,418	5,779
Gross exposure | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	710	515
Gross exposure | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,463	3,406
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	11,093	11,654
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	440	122
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	40	145
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	394	568
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	552	330
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	2,770	3,107
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	3,893	4,365
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	3,004	3,017
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	136	150	389
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	134	148
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	2,536	2,953	3,450
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	37	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	2
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	1	4
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	42	117
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	1,099	1,578
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,357	1,252
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	265	404	369
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	2	1
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	249	396
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	14	7
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	8,156	8,147	8,967
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	403	122
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	40	145
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	394	566
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	551	326
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	2,725	2,988
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	2,411	2,243
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,632	1,757
Gross exposure | Lifetime expected credit losses | Stage 3 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	116	495
Gross exposure | Lifetime expected credit losses | Stage 3 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	565	481
Gross exposure | Lifetime expected credit losses | Stage 3 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	116	495
Gross exposure | Lifetime expected credit losses | Stage 3 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	565	481
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	4,418	3,904
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	4,418	3,901
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	175	310	716
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	175	310
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	1,776	1,724	1,522
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,776	1,724
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	107	216	308
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	107	216
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	2,360	1,654	1,235
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	2,360	1,651
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(4,034)	(3,860)
Accumulated impairment | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(33)	(41)	(360)
Accumulated impairment | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(2,586)	(2,557)	(2,776)
Accumulated impairment | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(31)	(45)
Accumulated impairment | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(966)	(791)	(836)
Accumulated impairment | ECL | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(161)	(184)
Accumulated impairment | ECL | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(237)	(236)
Accumulated impairment | ECL | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(23)	(16)
Accumulated impairment | ECL | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(10)	(9)
Accumulated impairment | ECL | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(2)
Accumulated impairment | ECL | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(3)
Accumulated impairment | ECL | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Accumulated impairment | ECL | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(6)	(8)
Accumulated impairment | ECL | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Accumulated impairment | ECL | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(6)	(13)
Accumulated impairment | ECL | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(4)
Accumulated impairment | ECL | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(20)
Accumulated impairment | ECL | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(15)	(19)
Accumulated impairment | ECL | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(61)	(42)
Accumulated impairment | ECL | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(31)	(57)
Accumulated impairment | ECL | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(75)	(84)
Accumulated impairment | ECL | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(84)	(82)
Accumulated impairment | ECL | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(68)	(57)
Accumulated impairment | ECL | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(3,617)	(3,420)
Accumulated impairment | ECL | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(2,029)	(1,864)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(72)	(6)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(9)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(19)	(17)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(53)	(55)
Accumulated impairment | ECL | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(157)	(115)
Accumulated impairment | ECL | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(540)	(650)
Accumulated impairment | ECL | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(740)	(704)
Accumulated impairment | ECL | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(33)	(41)
Accumulated impairment | ECL | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(24)	(32)
Accumulated impairment | ECL | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(8)
Accumulated impairment | ECL | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Accumulated impairment | ECL | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(2,586)	(2,557)
Accumulated impairment | ECL | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1,395)	(1,416)
Accumulated impairment | ECL | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(63)	0
Accumulated impairment | ECL | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Accumulated impairment | ECL | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(7)
Accumulated impairment | ECL | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(22)
Accumulated impairment | ECL | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(78)	(46)
Accumulated impairment | ECL | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(427)	(509)
Accumulated impairment | ECL | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(607)	(556)
Accumulated impairment | ECL | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(31)
Accumulated impairment | ECL | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(25)
Accumulated impairment | ECL | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(5)
Accumulated impairment | ECL | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	0
Accumulated impairment | ECL | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(3)	0
Accumulated impairment | ECL | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(1)
Accumulated impairment | ECL | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(966)	(791)
Accumulated impairment | ECL | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(590)	(391)
Accumulated impairment | ECL | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(6)
Accumulated impairment | ECL | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(8)
Accumulated impairment | ECL | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(10)
Accumulated impairment | ECL | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(28)	(20)
Accumulated impairment | ECL | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(77)	(69)
Accumulated impairment | ECL | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(110)	(140)
Accumulated impairment | ECL | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(130)	(147)
Accumulated impairment | Stage 1 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(36)	(42)
Accumulated impairment | Stage 1 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(95)	(113)
Accumulated impairment | Stage 1 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Stage 1 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Stage 1 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Accumulated impairment | Stage 1 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(3)
Accumulated impairment | Stage 1 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Accumulated impairment | Stage 1 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(6)	(8)
Accumulated impairment | Stage 1 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Accumulated impairment | Stage 1 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(6)	(12)
Accumulated impairment | Stage 1 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(4)
Accumulated impairment | Stage 1 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(19)
Accumulated impairment | Stage 1 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(12)
Accumulated impairment | Stage 1 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(34)	(31)
Accumulated impairment | Stage 1 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(15)	(21)
Accumulated impairment | Stage 1 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(35)	(39)
Accumulated impairment | Stage 1 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	0
Accumulated impairment | Stage 1 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(1)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(552)	(491)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(44)	(4)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(9)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(15)	(15)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(52)	(53)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(123)	(86)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(272)	(292)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(39)	(32)
Accumulated impairment | Stage 1 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(8)	(11)
Accumulated impairment | Stage 1 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(8)
Accumulated impairment | Stage 1 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(395)	(334)	(412)
Accumulated impairment | Stage 1 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(40)	0
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(7)
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(22)
Accumulated impairment | Stage 1 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(74)	(37)
Accumulated impairment | Stage 1 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(231)	(242)
Accumulated impairment | Stage 1 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(34)	(25)
Accumulated impairment | Stage 1 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(5)	(8)
Accumulated impairment | Stage 1 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(5)
Accumulated impairment | Stage 1 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	0
Accumulated impairment | Stage 1 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	0
Accumulated impairment | Stage 1 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(141)	(144)	(179)
Accumulated impairment | Stage 1 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(4)
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(8)
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(8)
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(27)	(18)
Accumulated impairment | Stage 1 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(47)	(49)
Accumulated impairment | Stage 1 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(40)	(50)
Accumulated impairment | Stage 1 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(102)	(126)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(132)	(114)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(27)	(11)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(36)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(40)	(45)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(83)	(82)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(65)	(56)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(1,036)	(1,063)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(28)	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(34)	(29)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(268)	(358)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(701)	(672)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)	(28)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(796)	(807)	(1,138)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(23)	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(9)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(196)	(267)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(573)	(531)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(1)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(235)	(254)	(309)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(5)	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(30)	(20)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(70)	(90)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(125)	(140)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(23)	(16)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(10)	(9)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(23)	(16)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(10)	(9)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(2,029)	(1,866)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(2,029)	(1,864)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(24)	(32)	(321)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(24)	(32)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(1,395)	(1,416)	(1,226)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1,395)	(1,416)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(25)	(35)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(25)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(590)	(393)	£ (348)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(590)	(391)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0